Vessels, net and advances for vessels under construction	12 Months Ended
Dec. 31, 2022
Vessels Net And Advances For Vessels Under Construction
Vessels, net and advances for vessels under construction

5. Vessels, net and advances for vessels under construction

The following table presents an analysis of vessels, net:

	Vessel cost	Accumulated depreciation	Net book value
Balance as at January 1, 2021	$923,020	$(210,823)	$712,197
Vessel acquisitions	1,256,858	—	1,256,858
Vessel disposals	(180,358)	36,123	(144,235)
Improvements	374	—	374
Depreciation for the year	—	(43,336)	(43,336)
Balance as at December 31, 2021	$1,999,894	$(218,036)	$1,781,858
Vessel acquisitions	121,583	—	121,583
Advances for vessels under construction – related party (Note 4)	24,000	—	24,000
Vessel disposals	(143,692)	63,159	(80,533)
Improvements	1,873	—	1,873
Depreciation for the year	—	(66,884)	(66,884)
Balance as at December 31, 2022	$2,003,658	$(221,761)	$1,781,897

Two vessels with an aggregate net book value of $316,910 as of December 31, 2022, have been provided as collateral under the terms of the Partnership’s credit facilities (Note 7). This excludes 11 vessels financed through sale and lease back agreements, for which the title of ownership is held by the relevant lender, with an aggregate net book value of $1,173,226 as of December 31, 2022, (Note 7) and seven unencumbered vessels of an aggregate net book value of $267,761 as of December 31, 2022.

Vessel acquisitions and advances

•	For the year 2022

On June 6, 2022, the Partnership entered into the Master Agreement with CMTC and agreed to exercise its right of first offer in order to acquire one 174,000 CBM latest generation X-DF LNG/C vessel and three 13,312 TEU hybrid scrubber-fitted dual fuel ready eco container carrier sister vessels from CMTC, for total consideration of $596,583. On June 21, 2022, the Partnership paid total advances in relation to the above agreement of $30,000.

On October 12, 2022, the Partnership acquired from CMTC the shares of the company owning the M/V Manzanillo Express for a total consideration of $121,583 which was funded through debt of $105,000 (Note 7), by granting 505,204 common units to CMTC out of the Partnership’s treasury units (Note 12), by a $6,000 advance paid in June 2022 and cash at hand. The Partnership accounted for this acquisition as acquisition of an asset since the fair value of the vessel and the time charter attached are concentrated in a single identifiable asset. The Partnership considered whether any value should be assigned to the attached charter party agreement acquired and concluded that the terms of the agreement were at market on the acquisition date and therefore the total consideration amount was allocated to the vessel’s cost.

5. Vessels, net and advances for vessels under construction - Continued

Vessel acquisitions and advances - Continued

•	For the year 2022 - Continued

The second container carrier vessel, the M/V Itajai Express was acquired by the Partnership in January 2023 (Note 16). As of December 31, 2022, the Partnership had paid an advance of $6,000 being part of the advance paid in June 2022 to CMTC in connection with this acquisition.

The third container vessel, to be named “Buenaventura Express”, is currently under construction by Hyundai Samho Heavy Industries Co. Ltd., (“Hyundai Samho”) and is scheduled for delivery to the Partnership in June 2023, upon its respective delivery from the shipyard. The total consideration for the acquisition of the shares of the company owning the M/V Buenaventura Express from CMTC is $122,500. As of December 31, 2022, the Partnership had paid an advance of $6,000 being part of the advance paid in June 2022 to CMTC in connection with this acquisition.

The LNG/C Asterix I, was acquired by the Partnership in February 2023 (Note 16). As of December 31, 2022, the Partnership had paid an advance of $12,000 in June 2022 to CMTC in connection with this acquisition.

•	For the year 2021

On November 29, 2021 the Partnership entered into a Share Purchase Agreement (“SPA”) with CGC for the acquisition of the shares of the company owning a 174,000 CBM LNG/C vessel, namely the LNG/C Adamastos, built in 2021, at Hyundai Heavy Industries Co., Ltd (“Hyundai”) for a total consideration of $220,000. The LNG/C Adamastos was delivered to the Partnership on November 29, 2021.

On November 18, 2021 the Partnership entered into two separate SPAs with CGC for the acquisition of the shares of the companies owning two 174,000 CBM LNG vessels, namely the LNG/C Asklipios and the LNG/C Attalos, built in 2021, at Hyundai for a total consideration of $196,000 and $207,000, respectively. The LNG/C Asklipios and the LNG/C Attalos were delivered to the Partnership on November 18, 2021.

On August 31, 2021 the Partnership entered into three separate SPAs with CGC for the acquisition of the shares of the companies owning three 174,000 CBM LNG/C vessels, namely the LNG/C Aristos I, built in 2020 and the LNG/Cs Aristarchos and Aristidis I, both built in 2021, at Hyundai for a total consideration of $203,139, $191,639 and $205,000 respectively. The LNG/C Aristos I and the LNG/C Aristarchos were delivered to the Partnership on September 3, 2021, while the LNG/C Aristidis I was delivered on December 16, 2021.

On January 27, 2021, the Partnership entered into three separate SPAs with CMTC for the acquisition of the shares of the companies owning three 5,089 TEU sister container vessels, namely the M/V Long Beach Express, the M/V Seattle Express and the M/V Fos Express, all built in 2008 at Hanjin Heavy Industries S. Korea, for a total consideration of $40,500. In addition, the Partnership recognized expenses of $250, included in vessels’ cost, in connection with the acquisition of the three container vessels. The M/V Long Beach Express, the M/V Seattle Express and the M/V Fos Express were delivered to the Partnership on February 25, 2021.

All vessels were acquired with attached charter party agreements.

The Partnership accounted for these acquisitions as acquisition of assets since the fair values of the vessels and the time charters attached are concentrated in a single identifiable asset. The Partnership considered whether any value should be assigned to the attached charter party agreements acquired and concluded that the contracted daily charter rate for the LNG/C Aristos I, the LNG/C Aristidis I, the LNG/C Attalos and the LNG/C Adamastos were above the market rate and for the LNG/C Aristarchos, the LNG/C Asklipios, the M/V Long Beach Express, the M/V Seattle Express and the M/V Fos Express were below the market rate on the acquisition date and therefore the total consideration was allocated to the vessel’s cost and the above and below market acquired charters, respectively. The Partnership allocated the cost of the vessels and the time charters acquired on the basis of their relative fair values.

The vessels were recorded in the Partnership’s financial statements at a total value of $1,256,858, reflecting a net reduction of $6,670 from the acquisition cost of $1,263,528 due to the value of the charters that were attached to the vessels at the time of the respective acquisitions (Note 6).

5. Vessels, net and advances for vessels under construction - Continued

Improvements

During the year ended December 31, 2022 and 2021, certain of the Partnership’s vessels underwent improvements. The costs of these improvements amounted to $1,873 and $374 respectively and were capitalized as part of the vessels’ cost. Improvements during the year ended December 31, 2022, included the cost of $1,524 relating to the installation of ballast water treatment (“BWT”) systems for certain of the Partnership’s vessels. During the year ended December 31, 2021, no such installations took place.

During the year ended December 31, 2022 and 2021, the Partnership paid advances of $1,498 and $336 respectively, relating to the purchase of exhaust gas cleaning systems (“Scrubbers”) and BWT systems that will be installed to certain of its vessels.

Vessel disposals

On May 30, 2022, the Partnership entered into two separate Memorandum of Agreements (“MOA”) for the sale of the M/V Archimidis and the M/V Agamemnon to an unaffiliated party for total consideration of $65,000 each. The Partnership decided to enter into these MOAs after receiving the Buyers’ purchase enquiries, which were opportunistic in nature. Upon entering the MOAs, the Partnership considered that the M/V Archimidis and the M/V Agamemnon met the criteria to be classified as held for sale. At that time the vessels’ fair value less cost to sell exceeded their carrying amount, so no impairment charge was recognized in the Partnership’s consolidated statement of comprehensive income for the year ended December 31, 2022. The M/V Archimidis was delivered to its new owner on July 6, 2022, and the M/V Agamemnon on July 28, 2022.

For the year ended December 31, 2022, the Partnership recognized a gain on sale of vessels analyzed as follows:

Vessel	M/V Agamemnon	M/V Archimidis	Total
Sale price	$65,000	$65,000	$130,000
Carrying value on sale	(41,806)	(38,727)	(80,533)
Other sale expenses	(1,099)	(1,093)	(2,192)
Gain on sale	$22,095	$25,180	$47,275

On April 7, 2021, the Partnership entered into two separate MOAs with a third party for the sale of the M/V CMA CGM Magdalena and the M/V Adonis at a price of $99,000 and $96,000, respectively. The Partnership decided to enter into these MOAs after receiving the Buyers’ purchase enquiries which were opportunistic in nature. Upon entering the MOAs the Company considered that both vessels met the criteria to be classified as held for sale. At that time the vessels’ fair value less cost to sell exceeded their carrying amount, so no impairment charge was recognized in the Partnership’s consolidated statement of comprehensive income for the year ended December 31, 2021. The vessels were delivered to their new owners on May 17, 2021 and December 13, 2021, respectively. For the year ended December 31, 2021, the Partnership recognized a gain on the sale of vessels analyzed as follows:

Vessel	M/V CMA CGM Magdalena	M/V Adonis	Total
Sale price	$99,000	$96,000	$195,000
Carrying value on sale	(71,598)	(72,637)	(144,235)
Other sale expenses	(2,018)	(1,935)	(3,953)
Gain on sale	$25,384	$21,428	$46,812